UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303
Altadena, CA 91001
(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson
1968 N. Lake Ave. #303
Altadena, CA 91001
 (Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: December 31, 2016

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 96.8%
BASIC MATERIALS – 5.0%
A Schulman, Inc.	16,450	$550,252
A-Mark Precious Metals, Inc.	2,903	56,609
Aceto Corp.	1,165	25,595
AK Steel Holding Corp.*1	30,800	314,468
Allegheny Technologies, Inc.[1]	22,200	353,646
American Vanguard Corp.	11,500	220,225
Calgon Carbon Corp.	6,500	110,500
Carpenter Technology Corp.	9,900	358,083
Century Aluminum Co.*	48,300	413,448
Chemours Co.	22,400	494,816
Chemtura Corp.*	22,300	740,360
Clearwater Paper Corp.*	2,000	131,100
Cliffs Natural Resources, Inc.*	67,050	563,890
Commercial Metals Co.	30,100	655,578
CSW Industrials, Inc.*	2,960	109,076
Domtar Corp.	1,500	58,545
Fairmount Santrol Holdings, Inc.*	22,451	264,697
Ferroglobe PLC	12,900	139,707
Hawkins, Inc.	1,790	96,570
Hecla Mining Co.	115,900	607,316
Huntsman Corp.	6,950	132,606
Innophos Holdings, Inc.	3,900	203,814
Innospec, Inc.	1,050	71,925
Kaiser Aluminum Corp.	5,513	428,305
KMG Chemicals, Inc.	4,031	156,766
Koppers Holdings, Inc.*	8,200	330,460
Kraton Corp.*	14,600	415,808
Kronos Worldwide, Inc.	33,700	402,378
Landec Corp.*	5,300	73,140
Materion Corp.	8,800	348,480
Mercer International, Inc.	21,200	225,780
Minerals Technologies, Inc.	2,500	193,125
Oil-Dri Corp. of America	1,400	53,494
Olin Corp.	21,870	560,091
OMNOVA Solutions, Inc.*	6,900	69,000
PH Glatfelter Co.	28,767	687,244
PolyOne Corp.	4,100	131,364
Rayonier Advanced Materials, Inc.	8,800	136,048
Ryerson Holding Corp.*1	15,000	200,250
Schnitzer Steel Industries, Inc. - Class A	9,600	246,720
Schweitzer-Mauduit International, Inc.	3,300	150,249
Stepan Co.	8,850	721,098
Stillwater Mining Co.*	22,600	364,086
Tronox Ltd. - Class A	28,000	288,680

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
U.S. Silica Holdings, Inc.	10,700	$606,476
United States Lime & Minerals, Inc.	500	37,875
United States Steel Corp.[1]	14,600	481,946
Univar, Inc.*	5,400	153,198
Valhi, Inc.	61,746	213,641
		14,348,528
COMMUNICATIONS – 4.5%
1-800-Flowers.com, Inc. - Class A*	12,713	136,029
A H Belo Corp. - Class A	9,635	61,182
ADTRAN, Inc.	3,200	71,520
ATN International, Inc.	2,529	202,649
Aware, Inc.*	3,673	22,405
Bankrate, Inc.*	10,300	113,815
Black Box Corp.	7,800	118,950
Blucora, Inc.*	23,200	342,200
Calix, Inc.*	2,500	19,250
Chegg, Inc.*1	11,000	81,180
Cincinnati Bell, Inc.*	3,370	75,320
Consolidated Communications Holdings, Inc.	1,600	42,960
Daily Journal Corp.*	100	24,180
DigitalGlobe, Inc.*	7,700	220,605
EarthLink Holdings Corp.	14,400	81,216
EchoStar Corp. - Class A*	4,800	246,672
Entercom Communications Corp. - Class A	26,300	402,390
ePlus, Inc.*	4,640	534,528
EW Scripps Co. - Class A*	18,016	348,249
Finisar Corp.*	18,700	566,049
FTD Cos., Inc.*	5,246	125,065
Global Sources Ltd.*	8,966	79,349
Gray Television, Inc.*	13,900	150,815
Harmonic, Inc.*	24,300	121,500
Hawaiian Telcom Holdco, Inc.*	1,100	27,258
HC2 Holdings, Inc.*	24,900	147,657
IDT Corp. - Class B	3,200	59,328
Inteliquent, Inc.	7,700	176,484
InterDigital, Inc.	3,000	274,050
Intralinks Holdings, Inc.*	13,100	177,112
Iridium Communications, Inc.*1	25,000	240,000
Ixia*	13,000	209,300
KVH Industries, Inc.*	7,800	92,040
Limelight Networks, Inc.*	27,700	69,804
Liquidity Services, Inc.*	10,500	102,375
Media General, Inc.*	18,100	340,823

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
MeetMe, Inc.*	13,600	$67,048
Meredith Corp.	6,200	366,730
NeoPhotonics Corp.*	8,480	91,669
NETGEAR, Inc.*	9,400	510,890
New Media Investment Group, Inc.	11,000	175,890
New York Times Co. - Class A	9,900	131,670
Oclaro, Inc.*	49,850	446,157
Perficient, Inc.*	4,500	78,705
Plantronics, Inc.	1,600	87,616
Preformed Line Products Co.	2,100	122,052
Proofpoint, Inc.*	1,700	120,105
Radio One, Inc. - Class D*	24,078	69,826
RealNetworks, Inc.*	10,490	50,981
RetailMeNot, Inc.*	5,500	51,150
RigNet, Inc.*	6,000	138,900
Saga Communications, Inc. - Class A	3,300	165,990
Salem Media Group, Inc.	2,521	15,756
Scholastic Corp.	14,430	685,281
Shutterfly, Inc.*	1,900	95,342
Sinclair Broadcast Group, Inc. - Class A	6,750	225,113
Sonus Networks, Inc.*	8,700	54,810
Spok Holdings, Inc.	7,800	161,850
Stamps.com, Inc.*1	2,800	321,020
Telenav, Inc.*	8,200	57,810
Telephone & Data Systems, Inc.	15,200	438,824
Time, Inc.	16,400	292,740
TiVo Corp.*	28,460	594,814
Townsquare Media, Inc. - Class A*	8,100	84,321
Tremor Video, Inc.*	23,700	59,013
tronc, Inc.	3,100	42,997
United States Cellular Corp.*	3,000	131,160
Viavi Solutions, Inc.*	26,300	215,134
Vonage Holdings Corp.*	51,100	350,035
Web.com Group, Inc.*	7,300	154,395
WebMD Health Corp.*	1,300	64,441
West Corp.	8,450	209,222
		13,033,766
CONSUMER, CYCLICAL – 11.9%
AMC Entertainment Holdings, Inc. - Class A	13,140	442,161
America's Car-Mart, Inc.*	3,700	161,875
American Eagle Outfitters, Inc.	13,600	206,312
American Woodmark Corp.*	700	52,675
AV Homes, Inc.*1	4,120	65,096

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Barnes & Noble Education, Inc.*	16,887	$193,694
Barnes & Noble, Inc.	19,700	219,655
Bassett Furniture Industries, Inc.	4,950	150,480
Beacon Roofing Supply, Inc.*	5,910	272,274
Beazer Homes USA, Inc.*	11,200	148,960
Belmond Ltd. - Class A*	21,400	285,690
Big 5 Sporting Goods Corp.	16,200	281,070
Big Lots, Inc.	2,800	140,588
Biglari Holdings, Inc.*	267	126,344
BJ's Restaurants, Inc.*1	4,450	174,885
Black Diamond, Inc.*	5,600	29,960
Blue Bird Corp.*1	3,500	54,075
Boot Barn Holdings, Inc.*1	4,100	51,332
Boyd Gaming Corp.*	13,300	268,261
Build-A-Bear Workshop, Inc.*	3,371	46,351
Burlington Stores, Inc.*	4,200	355,950
Cabela's, Inc.*	2,200	128,810
Caesars Acquisition Co. - Class A*	32,200	434,700
Caleres, Inc.	8,100	265,842
Callaway Golf Co.	12,450	136,452
Carrols Restaurant Group, Inc.*	9,076	138,409
Casey's General Stores, Inc.	2,200	261,536
Cato Corp. - Class A	5,100	153,408
Cavco Industries, Inc.*	1,100	109,835
Century Casinos, Inc.*	5,600	46,088
Century Communities, Inc.*	2,172	45,612
Children's Place, Inc.	6,440	650,118
Choice Hotels International, Inc.	4,000	224,200
Christopher & Banks Corp.*	25,700	60,138
Churchill Downs, Inc.	960	144,432
Citi Trends, Inc.	4,100	77,244
Columbia Sportswear Co.	10,816	630,573
Commercial Vehicle Group, Inc.*	27,400	151,522
Cooper Tire & Rubber Co.	6,200	240,870
Cooper-Standard Holdings, Inc.*	4,350	449,703
Copa Holdings S.A. - Class A	1,900	172,577
Core-Mark Holding Co., Inc.	3,976	171,246
CST Brands, Inc.	2,925	140,839
Culp, Inc.	2,150	79,873
Daktronics, Inc.	10,700	114,490
Dana, Inc.	9,300	176,514
Deckers Outdoor Corp.*	2,800	155,092
Del Frisco's Restaurant Group, Inc.*	4,600	78,200
Del Taco Restaurants, Inc.*	9,400	132,728

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Delta Apparel, Inc.*	2,000	$41,460
Denny's Corp.*	5,700	73,131
Dorman Products, Inc.*	5,700	416,442
Douglas Dynamics, Inc.	4,400	148,060
Eldorado Resorts, Inc.*1	3,700	62,715
Ethan Allen Interiors, Inc.	1,600	58,960
EZCORP, Inc. - Class A*	13,900	148,035
Federal-Mogul Holdings Corp.*1	5,736	59,138
Fiesta Restaurant Group, Inc.*	2,900	86,565
Finish Line, Inc. - Class A	9,300	174,933
FirstCash, Inc.	11,208	526,776
Flexsteel Industries, Inc.	1,872	115,446
Fox Factory Holding Corp.*1	6,200	172,050
Fred's, Inc. - Class A1	10,300	191,168
Full House Resorts, Inc.*	9,211	22,106
G&K Services, Inc. - Class A	7,900	761,955
Gaia, Inc.*	7,700	66,605
Genesco, Inc.*	3,000	186,300
Golden Entertainment, Inc.	4,000	48,440
Green Brick Partners, Inc.*1	11,898	119,575
Group 1 Automotive, Inc.	6,000	467,640
Guess?, Inc.	9,850	119,185
Haverty Furniture Cos., Inc.	3,600	85,320
Hawaiian Holdings, Inc.*	32,512	1,853,184
HNI Corp.	4,000	223,680
Hooker Furniture Corp.	5,960	226,182
Horizon Global Corp.*	4,300	103,200
Hovnanian Enterprises, Inc. - Class A*	52,500	143,325
ILG, Inc.	7,200	130,824
Installed Building Products, Inc.*	3,900	161,070
International Speedway Corp. - Class A	4,400	161,920
Intrawest Resorts Holdings, Inc.*	24,300	433,755
iRobot Corp.*	3,200	187,040
Isle of Capri Casinos, Inc.*	14,700	362,943
Jack in the Box, Inc.	2,170	242,259
JetBlue Airways Corp.*	27,770	622,603
Johnson Outdoors, Inc. - Class A	4,400	174,636
KB Home[1]	17,400	275,094
Kewaunee Scientific Corp.	1,300	31,785
Kimball International, Inc. - Class B	9,000	158,040
La Quinta Holdings, Inc.*	10,500	149,205
La-Z-Boy, Inc.	7,430	230,701
Libbey, Inc.	2,492	48,494
Lifetime Brands, Inc.	6,647	117,984

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Luby's, Inc.*	5,600	$23,968
Lumber Liquidators Holdings, Inc.*1	4,200	66,108
M/I Homes, Inc.*	7,500	188,850
Malibu Boats, Inc. - Class A*	3,400	64,872
Marcus Corp.	9,780	308,070
Marine Products Corp.	13,460	186,690
MarineMax, Inc.*	3,400	65,790
Marriott Vacations Worldwide Corp.	6,300	534,555
MDC Holdings, Inc.	14,910	382,591
Meritage Homes Corp.*	6,300	219,240
Meritor, Inc.*	13,600	168,912
Miller Industries, Inc.	5,025	132,911
Modine Manufacturing Co.*	9,004	134,160
Monarch Casino & Resort, Inc.*	8,300	213,974
Movado Group, Inc.	4,950	142,313
NACCO Industries, Inc. - Class A	2,580	233,619
Nathan's Famous, Inc.*	800	51,920
National CineMedia, Inc.	6,600	97,218
Navistar International Corp.*	19,500	611,715
New York & Co., Inc.*	9,615	21,826
Office Depot, Inc.	25,300	114,356
PC Connection, Inc.	13,242	371,968
PCM, Inc.*	4,100	92,250
Penn National Gaming, Inc.*	3,787	52,223
Perry Ellis International, Inc.*	9,100	226,681
PetMed Express, Inc.[1]	5,300	122,271
Pier 1 Imports, Inc.	13,400	114,436
Pool Corp.	2,400	250,416
Potbelly Corp.*1	5,000	64,500
RCI Hospitality Holdings, Inc.	6,300	107,730
Reading International, Inc. - Class A*	17,200	285,520
Red Lion Hotels Corp.*	12,700	106,045
Regis Corp.*	23,946	347,696
Ruby Tuesday, Inc.*	13,800	44,574
Rush Enterprises, Inc. - Class A*	16,337	521,150
Rush Enterprises, Inc. - Class B*	4,880	150,646
ScanSource, Inc.*	4,400	177,540
Scientific Games Corp. - Class A*1	7,500	105,000
Select Comfort Corp.*	9,250	209,235
Shoe Carnival, Inc.	7,700	207,746
Skechers U.S.A., Inc. - Class A*	5,110	125,604
Skyline Corp.*	4,300	66,478
SkyWest, Inc.	30,980	1,129,221
Sonic Automotive, Inc. - Class A	8,300	190,070

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Spartan Motors, Inc.	11,227	$103,850
Speedway Motorsports, Inc.	18,019	390,472
Standard Motor Products, Inc.	1,700	90,474
Steelcase, Inc. - Class A	8,480	151,792
Steven Madden Ltd.*	6,900	246,675
Strattec Security Corp.[1]	900	36,270
Superior Industries International, Inc.	10,200	268,770
Superior Uniform Group, Inc.	6,054	118,779
Supreme Industries, Inc. - Class A	9,565	150,171
Tailored Brands, Inc.	8,200	209,510
Taylor Morrison Home Corp. - Class A*	7,500	144,450
Tilly's, Inc. - Class A*	17,700	233,463
Titan International, Inc.	20,250	227,002
Titan Machinery, Inc.*	2,500	36,425
Toro Co.	5,400	302,130
TRI Pointe Group, Inc.*	9,500	109,060
UCP, Inc. - Class A*	6,600	79,530
Unifi, Inc.*	3,797	123,896
UniFirst Corp.	3,900	560,235
Universal Electronics, Inc.*	2,700	174,285
Vail Resorts, Inc.	900	145,179
Virco Manufacturing Corp.*	5,478	23,555
Visteon Corp.	1,100	88,374
Wabash National Corp.*1	8,800	139,216
WCI Communities, Inc.*	7,190	168,606
Wendy's Co.	56,800	767,936
Wesco Aircraft Holdings, Inc.*	5,000	74,750
WESCO International, Inc.*	5,650	376,007
West Marine, Inc.*	3,900	40,833
William Lyon Homes - Class A*1	5,400	102,762
Winnebago Industries, Inc.	1,000	31,650
Wolverine World Wide, Inc.	3,700	81,215
Zumiez, Inc.*	5,100	111,435
		34,430,083
CONSUMER, NON-CYCLICAL – 10.7%
Aaron's, Inc.	8,800	281,512
ABM Industries, Inc.	11,450	467,618
ACCO Brands Corp.*	54,600	712,530
Achaogen, Inc.*1	11,800	153,636
Acme United Corp.	2,100	53,718
Addus HomeCare Corp.*	2,700	94,635
Albany Molecular Research, Inc.*1	1,600	30,016
Almost Family, Inc.*	1,700	74,970

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
AMAG Pharmaceuticals, Inc.*	4,100	$142,680
Amedisys, Inc.*	4,002	170,605
American Public Education, Inc.*	3,000	73,650
Andersons, Inc.	10,400	464,880
AngioDynamics, Inc.*	9,700	163,639
Anika Therapeutics, Inc.*	2,000	97,920
Antares Pharma, Inc.*	47,500	110,675
Array BioPharma, Inc.*	20,700	181,953
Ascent Capital Group, Inc. - Class A*	3,100	50,406
Assembly Biosciences, Inc.*1	8,023	97,479
Avis Budget Group, Inc.*	9,400	344,792
Avon Products, Inc.	26,000	131,040
Barrett Business Services, Inc.	3,500	224,350
BioTelemetry, Inc.*	5,800	129,630
Bluebird Bio, Inc.*1	1,800	111,060
Bridgepoint Education, Inc.*	11,900	120,547
CAI International, Inc.*	13,400	116,178
Cal-Maine Foods, Inc.[1]	1,350	59,636
Capella Education Co.	900	79,020
Cara Therapeutics, Inc.*1	6,000	55,740
Cardtronics PLC - Class A*	1,000	54,570
Career Education Corp.*	15,506	156,456
Carriage Services, Inc.	4,900	140,336
CBIZ, Inc.*	14,300	195,910
CDI Corp.	8,300	61,420
Central Garden & Pet Co.*1	25,362	839,229
Central Garden & Pet Co. - Class A*	39,070	1,207,263
Chemed Corp.	1,000	160,410
CONMED Corp.	7,900	348,943
CRA International, Inc.	5,000	183,000
Cross Country Healthcare, Inc.*	9,700	151,417
CryoLife, Inc.	8,000	153,200
CSS Industries, Inc.	7,200	194,904
Cumberland Pharmaceuticals, Inc.*	11,500	63,250
Darling Ingredients, Inc.*	34,800	449,268
Dean Foods Co.	8,000	174,240
DeVry Education Group, Inc.	7,800	243,360
Enanta Pharmaceuticals, Inc.*1	4,700	157,450
Ennis, Inc.	7,600	131,860
Ensign Group, Inc.	9,840	218,546
Envision Healthcare Corp.*	12,140	768,341
Everi Holdings, Inc.*	23,400	50,778
EVERTEC, Inc.	4,600	81,650
Exactech, Inc.*	2,600	70,980

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Exelixis, Inc.*	38,500	$574,035
Five Prime Therapeutics, Inc.*	1,600	80,176
Franklin Covey Co.*	3,700	74,555
Fresh Del Monte Produce, Inc.	27,600	1,673,388
FTI Consulting, Inc.*	12,200	549,976
Genesis Healthcare, Inc.*	55,800	237,150
Grand Canyon Education, Inc.*	2,700	157,815
Great Lakes Dredge & Dock Corp.*	44,600	187,320
Green Dot Corp. - Class A*	10,800	254,340
Hackett Group, Inc.	6,600	116,556
Harvard Bioscience, Inc.*	20,000	61,000
HealthEquity, Inc.*	3,600	145,872
Healthways, Inc.*	10,000	227,500
Heidrick & Struggles International, Inc.	3,700	89,355
Heska Corp.*	4,100	293,560
Huron Consulting Group, Inc.*	1,800	91,170
ICF International, Inc.*	4,398	242,770
ICU Medical, Inc.*	1,600	235,760
Ingles Markets, Inc. - Class A	6,900	331,890
Insperity, Inc.	4,150	294,442
Integer Holdings Corp.*1	6,660	196,137
Inter Parfums, Inc.	2,800	91,700
Invacare Corp.	5,400	70,470
John B Sanfilippo & Son, Inc.	3,168	222,996
K12, Inc.*	12,250	210,210
K2M Group Holdings, Inc.*1	4,300	86,172
Karyopharm Therapeutics, Inc.*1	5,300	49,820
Kelly Services, Inc. - Class A	10,000	229,200
Kindred Healthcare, Inc.	19,100	149,935
Korn/Ferry International	6,500	191,295
Landauer, Inc.	1,300	62,530
Lantheus Holdings, Inc.*	7,200	61,920
LendingTree, Inc.*1	1,900	192,565
LHC Group, Inc.*	6,600	301,620
LifePoint Health, Inc.*	9,400	533,920
LSC Communications, Inc.	1,637	48,586
Madrigal Pharmaceuticals, Inc.*1	2,800	41,720
Magellan Health, Inc.*	10,100	760,025
Matthews International Corp. - Class A	3,530	271,280
McGrath RentCorp	9,635	377,596
Merit Medical Systems, Inc.*	11,500	304,750
MGP Ingredients, Inc.[1]	5,846	292,183
Misonix, Inc.*1	6,800	71,060
Molina Healthcare, Inc.*	1,900	103,094

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
MoneyGram International, Inc.*	19,400	$229,114
National HealthCare Corp.	2,800	212,212
Nature's Sunshine Products, Inc.	5,300	79,500
Navigant Consulting, Inc.*	13,900	363,902
Neff Corp. - Class A*	6,800	95,880
Net 1 UEPS Technologies, Inc.*	7,100	81,508
Nutraceutical International Corp.	1,351	47,217
Nutrisystem, Inc.	4,600	159,390
Omega Protein Corp.*	19,417	486,396
On Assignment, Inc.*	600	26,496
OraSure Technologies, Inc.*	12,000	105,360
Owens & Minor, Inc.	8,600	303,494
PharMerica Corp.*	13,600	342,040
Post Holdings, Inc.*	3,850	309,501
Prestige Brands Holdings, Inc.*	4,110	214,131
Quad/Graphics, Inc.	12,725	342,048
Retrophin, Inc.*	2,700	51,111
RPX Corp.*	17,700	191,160
RTI Surgical, Inc.*	11,800	38,350
Sanderson Farms, Inc.	3,550	334,552
SciClone Pharmaceuticals, Inc.*	13,532	146,146
Seaboard Corp.*	64	252,927
Select Medical Holdings Corp.*	29,249	387,549
Seneca Foods Corp. - Class A*1	1,900	76,095
ServiceSource International, Inc.*	12,100	68,728
Snyder's-Lance, Inc.	7,700	295,218
Sotheby's1	4,500	179,370
SpartanNash Co.	16,200	640,548
Strayer Education, Inc.*	1,550	124,977
Sucampo Pharmaceuticals, Inc. - Class A*1	1,300	17,615
Synutra International, Inc.*	11,800	63,130
Team, Inc.*	3,700	145,225
TriNet Group, Inc.*	12,100	310,002
Triple-S Management Corp. - Class B*	8,100	167,670
United Natural Foods, Inc.*	8,100	386,532
Universal American Corp.*	18,110	180,194
Universal Corp.	2,010	128,138
Vanda Pharmaceuticals, Inc.*	2,900	46,255
Viad Corp.	7,500	330,750
Village Super Market, Inc. - Class A	504	15,574
WD-40 Co.[1]	1,000	116,900
Weis Markets, Inc.	7,452	498,092
WellCare Health Plans, Inc.*	600	82,248
Willdan Group, Inc.*	3,500	79,065

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Wright Medical Group N.V.*	6,000	$137,880
Zogenix, Inc.*1	6,900	83,835
		30,864,735
ENERGY – 8.2%
Abraxas Petroleum Corp.*	102,500	263,425
Adams Resources & Energy, Inc.	1,175	46,589
Alon USA Energy, Inc.	47,600	541,688
Approach Resources, Inc.*1	39,200	131,320
Archrock, Inc.	52,700	695,640
Atwood Oceanics, Inc.[1]	12,700	166,751
Bill Barrett Corp.*1	6,400	44,736
Bristow Group, Inc.	26,519	543,109
California Resources Corp.*1	11,100	236,319
Callon Petroleum Co.*	85,600	1,315,672
CARBO Ceramics, Inc.*1	9,800	102,508
Clayton Williams Energy, Inc.*1	6,800	810,968
CONSOL Energy, Inc.	13,300	242,459
CVR Energy, Inc.[1]	13,900	352,921
Dawson Geophysical Co.*	20,366	163,743
Delek U.S. Holdings, Inc.	41,770	1,005,404
Dril-Quip, Inc.*	2,100	126,105
EP Energy Corp. - Class A*1	25,000	163,750
Era Group, Inc.*	17,000	288,490
Evolution Petroleum Corp.	13,900	139,000
Forum Energy Technologies, Inc.*	26,607	585,354
FutureFuel Corp.	16,100	223,790
Geospace Technologies Corp.*1	4,400	89,584
Green Plains, Inc.	15,500	431,675
Hallador Energy Co.	16,600	150,894
Helix Energy Solutions Group, Inc.*	37,400	329,868
Jones Energy, Inc. - Class A*1	17,500	87,500
Kosmos Energy Ltd.*	21,700	152,117
Laredo Petroleum, Inc.*	6,100	86,254
Matador Resources Co.*	8,300	213,808
McDermott International, Inc.*	88,540	654,311
MRC Global, Inc.*	34,300	694,918
Murphy USA, Inc.*	1,500	92,205
Natural Gas Services Group, Inc.*	10,541	338,893
Newpark Resources, Inc.*	44,100	330,750
NOW, Inc.*	15,350	314,215
Oasis Petroleum, Inc.*	73,100	1,106,734
Oceaneering International, Inc.	9,800	276,458
Oil States International, Inc.*	7,500	292,500

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Pacific Ethanol, Inc.*1	11,100	$105,450
Parker Drilling Co.*	56,722	147,477
Parsley Energy, Inc. - Class A*	11,600	408,784
Patterson-UTI Energy, Inc.	28,100	756,452
PDC Energy, Inc.*	13,800	1,001,604
Pioneer Energy Services Corp.*	41,600	284,960
Renewable Energy Group, Inc.*	18,400	178,480
REX American Resources Corp.*	6,718	663,402
Rice Energy, Inc.*	7,000	149,450
Ring Energy, Inc.*	4,900	63,651
Rowan Cos. Plc - Class A	32,100	606,369
RPC, Inc.[1]	25,000	495,250
RSP Permian, Inc.*	19,950	890,169
Sanchez Energy Corp.*1	22,700	204,981
SEACOR Holdings, Inc.*	10,854	773,673
Seadrill Ltd.*1	46,500	158,565
SemGroup Corp. - Class A1	12,800	534,400
SM Energy Co.	3,300	113,784
SunCoke Energy, Inc.	19,000	215,460
Trecora Resources*	6,300	87,255
Unit Corp.*	26,700	717,429
Western Refining, Inc.	9,200	348,220
Westmoreland Coal Co.*	5,200	91,884
WPX Energy, Inc.*	55,450	807,906
		23,637,480
FINANCIAL – 31.1%
1st Source Corp.	10,812	482,864
Acacia Research Corp.	12,300	79,950
Access National Corp.[1]	771	21,403
ACNB Corp.	2,100	65,625
Air Lease Corp.	9,700	333,001
Aircastle Ltd.	19,560	407,826
Alexander & Baldwin, Inc.	3,900	174,993
Allegiance Bancshares, Inc.*	2,000	72,300
Ambac Financial Group, Inc.*	16,700	375,750
American Equity Investment Life Holding Co.	39,790	896,867
American National Bankshares, Inc.	1,366	47,537
American National Insurance Co.	1,900	236,759
American River Bankshares*	1,300	19,643
Ameris Bancorp	8,200	357,520
AMERISAFE, Inc.	8,288	516,757
AmeriServ Financial, Inc.	6,700	24,790
Ames National Corp.	500	16,500

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Argo Group International Holdings Ltd.	10,194	$671,785
Arlington Asset Investment Corp. - Class A	3,400	50,388
Arrow Financial Corp.	3,094	125,307
Ashford Hospitality Trust, Inc.	11,200	86,912
Aspen Insurance Holdings Ltd.	5,060	278,300
Associated Banc-Corp	9,400	232,180
Astoria Financial Corp.	37,700	703,105
Atlantic Coast Financial Corp.*	3,000	20,400
Baldwin & Lyons, Inc. - Class B	7,000	176,400
BancFirst Corp.	1,192	110,916
BancorpSouth, Inc.	14,500	450,225
Bank Mutual Corp.	16,001	151,209
Bank of Commerce Holdings	5,400	51,300
Bank of Hawaii Corp.	1,700	150,773
Bank of Marin Bancorp[1]	1,955	136,361
BankFinancial Corp.	9,450	140,049
Bankwell Financial Group, Inc.	3,200	104,000
Banner Corp.	3,110	173,569
Bar Harbor Bankshares	1,821	86,188
Bear State Financial, Inc.	4,900	49,735
Beneficial Bancorp, Inc.	8,600	158,240
Berkshire Hills Bancorp, Inc.	9,036	332,977
Blue Capital Reinsurance Holdings Ltd.[1]	4,500	83,025
BNC Bancorp	11,697	373,134
BofI Holding, Inc.*1	11,200	319,760
BOK Financial Corp.	5,200	431,808
Boston Private Financial Holdings, Inc.	11,900	196,945
Bridge Bancorp, Inc.	2,300	87,170
Brookline Bancorp, Inc.	25,600	419,840
Bryn Mawr Bank Corp.	477	20,106
C&F Financial Corp.	500	24,925
Camden National Corp.	4,271	189,846
Capital Bank Financial Corp. - Class A	6,722	263,838
Capital City Bank Group, Inc.	3,545	72,602
Capitol Federal Financial, Inc.	32,800	539,888
Cardinal Financial Corp.	4,200	137,718
Carolina Bank Holdings, Inc.*	2,000	51,660
Carolina Financial Corp.[1]	3,600	110,844
Cascade Bancorp*	4,886	39,674
Cass Information Systems, Inc.[1]	1,800	132,426
Cathay General Bancorp	18,000	684,540
CenterState Banks, Inc.	8,200	206,394
Central Pacific Financial Corp.	3,000	94,260
Central Valley Community Bancorp	7,760	154,890

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Century Bancorp, Inc. - Class A	815	$48,900
Charter Financial Corp.	5,800	96,686
Chemical Financial Corp.	11,490	622,413
Citizens & Northern Corp.	700	18,340
Citizens, Inc.*1	15,300	150,246
City Holding Co.	3,499	236,532
Civista Bancshares, Inc.[1]	2,440	47,409
Clifton Bancorp, Inc.	6,400	108,288
CNB Financial Corp.	930	24,868
CNO Financial Group, Inc.	54,580	1,045,207
CoBiz Financial, Inc.	4,300	72,627
Codorus Valley Bancorp, Inc.	2,218	63,435
Colony Bankcorp, Inc.*	3,800	50,160
Columbia Banking System, Inc.	13,600	607,648
Community Bank System, Inc.	2,700	166,833
Community Bankers Trust Corp.*	3,286	23,824
Community Financial Corp.	900	24,975
Community Trust Bancorp, Inc.	680	33,728
ConnectOne Bancorp, Inc.	3,800	98,610
Consumer Portfolio Services, Inc.*	26,400	135,168
Cowen Group, Inc. - Class A*	6,650	103,075
Crawford & Co. - Class B1	8,300	104,248
CU Bancorp*	2,352	84,202
Customers Bancorp, Inc.*	5,150	184,473
CVB Financial Corp.	16,200	371,466
Dime Community Bancshares, Inc.	4,900	98,490
Donegal Group, Inc. - Class A	5,031	87,942
Eagle Bancorp, Inc.*	2,137	130,250
Eastern Virginia Bankshares, Inc.	2,700	28,215
EMC Insurance Group, Inc.	7,749	232,547
Employers Holdings, Inc.	18,200	720,720
Encore Capital Group, Inc.*	1,600	45,840
Endurance Specialty Holdings Ltd.	11,916	1,101,038
Enova International, Inc.*	11,000	138,050
Enstar Group Ltd.*	2,700	533,790
Enterprise Bancorp, Inc.	2,800	105,168
Enterprise Financial Services Corp.	3,100	133,300
ESSA Bancorp, Inc.[1]	11,128	174,932
Evans Bancorp, Inc.	2,900	91,495
EverBank Financial Corp.	58,380	1,135,491
Farmers Capital Bank Corp.	2,000	84,100
Farmers National Banc Corp.	5,600	79,520
FBL Financial Group, Inc. - Class A	14,400	1,125,360
Federal Agricultural Mortgage Corp. - Class C	7,808	447,164

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Federated National Holding Co.	3,820	$71,396
Fidelity & Guaranty Life[1]	3,310	78,447
Fidelity Southern Corp.	9,107	215,563
Financial Engines, Inc.[1]	4,000	147,000
Financial Institutions, Inc.	3,930	134,406
First American Financial Corp.	7,460	273,260
First Bancorp, Inc.	3,070	101,617
First BanCorp/Puerto Rico*	48,800	322,568
First Bancorp/Southern Pines NC	5,900	160,126
First Bancshares, Inc.[1]	1,086	29,865
First Bank/Hamilton NJ*	1,300	15,080
First Busey Corp.	14,229	437,969
First Business Financial Services, Inc.	1,212	28,749
First Citizens BancShares, Inc. - Class A	1,300	461,500
First Commonwealth Financial Corp.	33,960	481,553
First Community Bancshares, Inc.	2,700	81,378
First Defiance Financial Corp.	7,850	398,309
First Financial Bancorp	16,300	463,735
First Financial Bankshares, Inc.[1]	5,900	266,680
First Financial Corp.	3,081	162,677
First Financial Northwest, Inc.	12,200	240,828
First Horizon National Corp.	13,000	260,130
First Interstate BancSystem, Inc. - Class A	7,200	306,360
First Merchants Corp.	12,605	474,578
First Mid-Illinois Bancshares, Inc.	1,732	58,888
First Midwest Bancorp, Inc.	32,300	814,929
First of Long Island Corp.	5,025	143,464
First United Corp.*	6,300	100,485
Flagstar Bancorp, Inc.*	4,200	113,148
Flushing Financial Corp.	8,900	261,571
FNB Corp.	37,627	603,161
FNFV Group*	6,000	82,200
Forestar Group, Inc.*	6,600	87,780
Franklin Financial Network, Inc.*	2,100	87,885
FRP Holdings, Inc.*	1,800	67,860
Fulton Financial Corp.	56,400	1,060,320
GAIN Capital Holdings, Inc.	21,500	141,470
GAMCO Investors, Inc. - Class A	800	24,712
Genworth Financial, Inc. - Class A*	34,500	131,445
German American Bancorp, Inc.	4,258	224,013
Glacier Bancorp, Inc.	13,400	485,482
Global Indemnity Ltd.*	2,000	76,420
Great Southern Bancorp, Inc.	2,415	131,980
Great Western Bancorp, Inc.[1]	4,960	216,206

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Green Bancorp, Inc.*	8,100	$123,120
Greenhill & Co., Inc.	7,600	210,520
Greenlight Capital Re Ltd. - Class A*	11,700	266,760
Guaranty Bancorp	3,000	72,600
Guaranty Federal Bancshares, Inc.	965	20,439
Hallmark Financial Services, Inc.*	7,599	88,376
Hancock Holding Co.	22,700	978,370
Hanmi Financial Corp.	9,100	317,590
Hanover Insurance Group, Inc.	6,900	627,969
HCI Group, Inc.[1]	7,500	296,100
Health Insurance Innovations, Inc. - Class A*1	12,900	230,265
Heartland Financial USA, Inc.	3,500	168,000
Heritage Commerce Corp.	10,740	154,978
Heritage Financial Corp.	7,070	182,052
Heritage Insurance Holdings, Inc.	17,700	277,359
Heritage Oaks Bancorp	13,970	172,250
Hilltop Holdings, Inc.	18,147	540,781
HMN Financial, Inc.*	1,020	17,850
Home Bancorp, Inc.	2,520	97,297
HomeStreet, Inc.*	4,200	132,720
Hope Bancorp, Inc.	16,817	368,124
Horace Mann Educators Corp.[1]	15,900	680,520
Horizon Bancorp	4,561	127,708
Huntington Bancshares, Inc.	23,736	313,790
IBERIABANK Corp.	9,971	835,071
Independence Holding Co.	9,750	190,612
Independent Bank Corp.	3,589	77,881
Independent Bank Corp./Rockland MA	7,400	521,330
Independent Bank Group, Inc.	2,400	149,760
Infinity Property & Casualty Corp.	6,740	592,446
International Bancshares Corp.	17,700	722,160
INTL. FCStone, Inc.*	6,845	271,062
Investment Technology Group, Inc.	6,775	133,738
Investors Title Co.	1,300	205,634
Janus Capital Group, Inc.	32,800	435,256
KCG Holdings, Inc. - Class A*	2,189	29,004
Kearny Financial Corp.	5,100	79,305
Kemper Corp.	22,330	989,219
Lake Sunapee Bank Group	4,190	98,842
Lakeland Bancorp, Inc.	16,435	320,482
Lakeland Financial Corp.	6,050	286,528
LendingClub Corp.*	23,800	124,950
LPL Financial Holdings, Inc.[1]	8,300	292,243
Macatawa Bank Corp.	4,200	43,722

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Maiden Holdings Ltd.	29,540	$515,473
MainSource Financial Group, Inc.	8,082	278,021
Malvern Bancorp, Inc.*	2,546	53,848
Marlin Business Services Corp.	7,400	154,660
Maui Land & Pineapple Co., Inc.*	6,277	45,508
MB Financial, Inc.	12,543	592,406
MBIA, Inc.*	27,200	291,040
MBT Financial Corp.	7,000	79,450
Medley Management, Inc. - Class A1	6,000	59,400
Mercantile Bank Corp.	4,830	182,091
Merchants Bancshares, Inc.	3,190	172,898
Mercury General Corp.	14,100	848,961
Meta Financial Group, Inc.	3,700	380,730
MGIC Investment Corp.*	59,400	605,286
Middleburg Financial Corp.	700	24,325
MidWestOne Financial Group, Inc.	2,100	78,960
MutualFirst Financial, Inc.	2,626	86,921
National Bankshares, Inc.[1]	1,700	73,865
National Commerce Corp.*1	2,600	96,590
National General Holdings Corp.	7,500	187,425
National Western Life Group, Inc. - Class A	1,900	590,520
Nationstar Mortgage Holdings, Inc.*1	16,400	296,184
Navigators Group, Inc.	9,833	1,157,836
NBT Bancorp, Inc.	5,400	226,152
Nelnet, Inc. - Class A	11,500	583,625
Nicholas Financial, Inc.*	7,500	89,175
Nicolet Bankshares, Inc.*	2,265	108,018
NMI Holdings, Inc. - Class A*	29,500	314,175
Northrim BanCorp, Inc.	1,620	51,192
Northwest Bancshares, Inc.	20,608	371,562
OceanFirst Financial Corp.	17,909	537,807
Ocwen Financial Corp.*1	95,400	514,206
OFG Bancorp[1]	28,000	366,800
Old Line Bancshares, Inc.	1,300	31,174
Old National Bancorp	33,566	609,223
Old Point Financial Corp.	861	21,525
Old Second Bancorp, Inc.	14,600	161,330
OneBeacon Insurance Group Ltd. - Class A	10,500	168,525
Oppenheimer Holdings, Inc. - Class A	3,400	63,240
Oritani Financial Corp.	8,152	152,850
Orrstown Financial Services, Inc.	2,733	61,219
Pacific Premier Bancorp, Inc.*	4,930	174,275
Park National Corp.	2,100	251,286
Park Sterling Corp.	22,389	241,577

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Parke Bancorp, Inc.	2,640	$53,196
Pathfinder Bancorp, Inc.	1,600	21,520
Peapack Gladstone Financial Corp.	5,295	163,510
Penns Woods Bancorp, Inc.	400	20,200
Peoples Bancorp, Inc.	1,800	58,428
PHH Corp.*	15,700	238,012
Pinnacle Financial Partners, Inc.	10,900	755,370
Piper Jaffray Cos.*	5,300	384,250
PRA Group, Inc.*	11,500	449,650
Preferred Bank/Los Angeles CA	7,100	372,182
Premier Financial Bancorp, Inc.	2,530	50,853
Primerica, Inc.	4,500	311,175
PrivateBancorp, Inc.	15,547	842,492
ProAssurance Corp.	5,500	309,100
Provident Financial Holdings, Inc.	4,300	86,946
Provident Financial Services, Inc.	14,800	418,840
QCR Holdings, Inc.	2,640	114,312
Radian Group, Inc.	11,700	210,366
Regional Management Corp.*1	6,700	176,076
RenaissanceRe Holdings Ltd.	684	93,174
Renasant Corp.	13,203	557,431
Riverview Bancorp, Inc.	20,048	140,336
RLI Corp.	4,200	265,146
S&T Bancorp, Inc.	10,016	391,025
Safety Insurance Group, Inc.	6,550	482,735
Sandy Spring Bancorp, Inc.	4,031	161,200
Seacoast Banking Corp. of Florida*	7,875	173,722
Security National Financial Corp. - Class A*	6,135	39,878
Selective Insurance Group, Inc.	36,393	1,566,719
ServisFirst Bancshares, Inc.[1]	4,000	149,760
Shore Bancshares, Inc.	3,600	54,900
SI Financial Group, Inc.	6,500	100,100
Sierra Bancorp	8,200	218,038
Simmons First National Corp. - Class A	5,652	351,272
SLM Corp.*	16,000	176,320
South State Corp.	3,755	328,187
Southern First Bancshares, Inc.*	2,000	72,000
Southern National Bancorp of Virginia, Inc.	1,800	29,412
Southside Bancshares, Inc.[1]	3,479	131,054
Southwest Bancorp, Inc.	6,100	176,900
St. Joe Co.*	5,100	96,900
State Auto Financial Corp.	15,545	416,761
State Bank Financial Corp.	9,400	252,484
State National Cos., Inc.	10,900	151,074

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Sterling Bancorp	39,009	$912,811
Stewart Information Services Corp.	12,980	598,118
Stifel Financial Corp.*	13,100	654,345
Stock Yards Bancorp, Inc.	5,250	246,487
Stonegate Mortgage Corp.*	4,105	24,507
Suffolk Bancorp	700	29,974
Summit Financial Group, Inc.[1]	4,701	129,419
Summit State Bank	2,840	42,600
Synovus Financial Corp.	8,828	362,654
TCF Financial Corp.	3,900	76,401
Texas Capital Bancshares, Inc.*	12,500	980,000
Third Point Reinsurance Ltd.*	14,100	162,855
Timberland Bancorp, Inc.	4,878	100,779
Tompkins Financial Corp.	3,729	352,540
Towne Bank/Portsmouth VA	7,392	245,784
TriCo Bancshares	4,525	154,664
TriState Capital Holdings, Inc.*	6,900	152,490
Triumph Bancorp, Inc.*	5,600	146,440
TrustCo Bank Corp. NY	19,200	168,000
Trustmark Corp.	20,750	739,737
Two River Bancorp	1,800	26,856
Umpqua Holdings Corp.	62,024	1,164,811
Union Bankshares Corp.	11,809	422,054
United Bankshares, Inc.[1]	8,459	391,229
United Community Bancorp	995	16,617
United Community Banks, Inc.	16,200	479,844
United Community Financial Corp.	40,760	364,394
United Financial Bancorp, Inc.	7,289	132,368
United Fire Group, Inc.	18,370	903,253
United Insurance Holdings Corp.	7,506	113,641
Unity Bancorp, Inc.	3,302	51,845
Universal Insurance Holdings, Inc.[1]	24,660	700,344
Univest Corp. of Pennsylvania	13,530	418,077
Validus Holdings Ltd.	15,700	863,657
Valley National Bancorp	5,191	60,423
Veritex Holdings, Inc.*	8,900	237,719
Virtus Investment Partners, Inc.	500	59,025
Walker & Dunlop, Inc.*	9,600	299,520
Washington Federal, Inc.	28,200	968,670
Washington Trust Bancorp, Inc.	3,100	173,755
Waterstone Financial, Inc.	8,924	164,202
Webster Financial Corp.	22,740	1,234,327
WesBanco, Inc.	11,343	488,430
West Bancorporation, Inc.	2,220	54,834

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Westamerica Bancorporation[1]	6,900	$434,217
Western Alliance Bancorp*	2,390	116,417
Western New England Bancorp, Inc.	13,581	126,982
Wintrust Financial Corp.	12,300	892,611
World Acceptance Corp.*1	3,700	237,836
WSFS Financial Corp.	7,159	331,820
Xenith Bankshares, Inc.*	1,320	37,224
Yadkin Financial Corp.	5,845	200,250
		89,626,643
INDUSTRIAL – 17.3%
AAON, Inc.	9,400	310,670
AAR Corp.	18,300	604,815
Actuant Corp. - Class A	8,500	220,575
Advanced Energy Industries, Inc.*	8,450	462,638
Aegion Corp.*	7,989	189,339
Aerovironment, Inc.*	2,500	67,075
Air Transport Services Group, Inc.*	45,900	732,564
Alamo Group, Inc.	4,900	372,890
Albany International Corp. - Class A	2,500	115,750
Allied Motion Technologies, Inc.	5,106	109,217
American Railcar Industries, Inc.[1]	4,800	217,392
Ampco-Pittsburgh Corp.	7,800	130,650
Applied Optoelectronics, Inc.*1	8,300	194,552
ArcBest Corp.	8,400	232,260
Argan, Inc.	3,600	253,980
Arotech Corp.*	24,400	85,400
Astec Industries, Inc.	5,297	357,336
Astronics Corp.*	4,200	142,128
Atlas Air Worldwide Holdings, Inc.*	17,050	889,158
AVX Corp.	10,700	167,241
Babcock & Wilcox Enterprises, Inc.*	4,800	79,632
Ballantyne Strong, Inc.*	7,765	62,120
Barnes Group, Inc.	9,900	469,458
Bel Fuse, Inc. - Class B	5,180	160,062
Benchmark Electronics, Inc.*	23,800	725,900
Berry Plastics Group, Inc.*	2,920	142,292
Brady Corp. - Class A	7,900	296,645
Briggs & Stratton Corp.	20,700	460,782
BWX Technologies, Inc.	6,800	269,960
Casella Waste Systems, Inc. - Class A*	11,100	137,751
CECO Environmental Corp.	8,800	122,760
Chart Industries, Inc.*	5,900	212,518
Chase Corp.	1,700	142,035

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CIRCOR International, Inc.	1,600	$103,808
CLARCOR, Inc.	2,800	230,916
Coherent, Inc.*	7,989	1,097,569
Colfax Corp.*	3,200	114,976
Columbus McKinnon Corp.	4,200	113,568
Comfort Systems USA, Inc.	3,000	99,900
Control4 Corp.*	4,800	48,960
Core Molding Technologies, Inc.*	3,300	56,463
Covenant Transportation Group, Inc. - Class A*	9,142	176,806
Cree, Inc.*1	3,800	100,282
CTS Corp.	5,600	125,440
Cubic Corp.	2,300	110,285
Curtiss-Wright Corp.	11,600	1,140,976
CyberOptics Corp.*	4,300	112,230
Drew Industries, Inc.	4,060	437,465
Ducommun, Inc.*	8,022	205,042
DXP Enterprises, Inc.*	2,800	97,272
Dycom Industries, Inc.*	2,900	232,841
Eastern Co.	2,500	52,250
EMCOR Group, Inc.	6,700	474,092
Encore Wire Corp.[1]	7,000	303,450
EnPro Industries, Inc.	1,700	114,512
ESCO Technologies, Inc.	2,900	164,285
Esterline Technologies Corp.*	10,540	940,168
Fabrinet*	11,600	467,480
Federal Signal Corp.	18,100	282,541
Frequency Electronics, Inc.*	3,019	32,605
GasLog Ltd.[1]	12,900	207,690
GATX Corp.[1]	18,640	1,147,851
Gencor Industries, Inc.*	7,200	113,040
Generac Holdings, Inc.*	1,800	73,332
General Cable Corp.	27,000	514,350
General Finance Corp.*	10,700	59,385
Gibraltar Industries, Inc.*	25,550	1,064,157
Global Brass & Copper Holdings, Inc.	4,800	164,640
Golar LNG Ltd.[1]	19,800	454,212
Goldfield Corp.*	15,700	80,070
Graham Corp.	2,400	53,160
Granite Construction, Inc.	10,750	591,250
Greenbrier Cos., Inc.[1]	9,800	407,190
Greif, Inc. - Class A	8,900	456,659
Griffon Corp.	25,230	661,026
Hardinge, Inc.	9,900	109,692
Harsco Corp.	22,400	304,640

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Headwaters, Inc.*	6,300	$148,176
Heartland Express, Inc.[1]	10,200	207,672
Heritage-Crystal Clean, Inc.*	5,800	91,060
Hill International, Inc.*	12,400	53,940
Hornbeck Offshore Services, Inc.*1	20,300	146,566
Hudson Technologies, Inc.*	8,200	65,682
Hurco Cos., Inc.	1,802	59,646
Hyster-Yale Materials Handling, Inc.	4,080	260,182
IES Holdings, Inc.*	21,900	419,385
II-VI, Inc.*	14,970	443,861
Insteel Industries, Inc.	4,000	142,560
Iteris, Inc.*	28,016	101,978
Itron, Inc.*	5,900	370,815
John Bean Technologies Corp.	1,700	146,115
Joy Global, Inc.	40,500	1,134,000
Kadant, Inc.	6,290	384,948
Kaman Corp.	2,000	97,860
KapStone Paper and Packaging Corp.	19,100	421,155
KBR, Inc.	6,900	115,161
Kennametal, Inc.	4,400	137,544
Kimball Electronics, Inc.*	13,100	238,420
KLX, Inc.*	6,900	311,259
Knight Transportation, Inc.	8,400	277,620
Kratos Defense & Security Solutions, Inc.*	13,700	101,380
Lawson Products, Inc.*	1,646	39,175
Layne Christensen Co.*1	13,700	148,919
LB Foster Co. - Class A	3,900	53,040
Littelfuse, Inc.	600	91,062
Louisiana-Pacific Corp.*	29,760	563,357
LSI Industries, Inc.	5,200	50,648
Lydall, Inc.*	7,888	487,873
Manitex International, Inc.*	10,400	71,344
Manitowoc Co., Inc.*	24,300	145,314
Marten Transport Ltd.	16,200	377,460
MasTec, Inc.*	15,144	579,258
Matson, Inc.	2,300	81,397
Methode Electronics, Inc.	3,580	148,033
Mistras Group, Inc.*	2,900	74,472
Moog, Inc. - Class A*	5,600	367,808
MSA Safety, Inc.	2,400	166,392
Mueller Industries, Inc.	4,400	175,824
Mueller Water Products, Inc. - Class A	6,901	91,852
Multi-Color Corp.	5,238	406,469
MYR Group, Inc.*	6,900	259,992

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
National Presto Industries, Inc.[1]	600	$63,840
NL Industries, Inc.*	14,700	119,805
NN, Inc.	3,500	66,675
Nordson Corp.	3,500	392,175
Northwest Pipe Co.*	7,600	130,872
Novanta, Inc.*	3,600	75,600
Orion Group Holdings, Inc.*	22,200	220,890
Oshkosh Corp.	1,900	122,759
PAM Transportation Services, Inc.*	2,237	58,117
Park Electrochemical Corp.	4,700	87,655
Park-Ohio Holdings Corp.	7,000	298,200
Patrick Industries, Inc.*	3,160	241,108
Plexus Corp.*	5,800	313,432
Powell Industries, Inc.	2,600	101,400
Primoris Services Corp.[1]	9,100	207,298
Quanex Building Products Corp.	9,000	182,700
Radiant Logistics, Inc.*	24,500	95,550
Raven Industries, Inc.	3,900	98,280
Regal Beloit Corp.	5,900	408,575
Rogers Corp.*	2,500	192,025
Saia, Inc.*	9,900	437,085
Sanmina Corp.*	48,090	1,762,498
Scorpio Bulkers, Inc.*1	19,800	99,990
Scorpio Tankers, Inc.	28,210	127,791
Ship Finance International Ltd.[1]	11,465	170,255
SPX Corp.*	4,600	109,112
Standex International Corp.	500	43,925
Sterling Construction Co., Inc.*	16,400	138,744
Summit Materials, Inc. - Class A*	18,013	428,529
Synalloy Corp.	3,000	32,850
Tech Data Corp.*	10,525	891,257
Teledyne Technologies, Inc.*	5,000	615,000
Terex Corp.	15,300	482,409
Tetra Tech, Inc.	13,150	567,423
TimkenSteel Corp.*	16,800	260,064
TopBuild Corp.*	4,900	174,440
Transcat, Inc.*	5,141	55,523
TRC Cos., Inc.*	13,400	142,040
Tredegar Corp.	23,992	575,808
Trex Co., Inc.*	6,000	386,400
Trinseo S.A.	9,600	569,280
TTM Technologies, Inc.*	34,044	464,020
Tutor Perini Corp.*	23,500	658,000
Twin Disc, Inc.	6,200	90,520

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
U.S. Ecology, Inc.	2,700	$132,705
Universal Forest Products, Inc.	7,450	761,241
Universal Logistics Holdings, Inc.	5,300	86,655
USA Truck, Inc.*	3,171	27,619
Vishay Intertechnology, Inc.	44,450	720,090
Vishay Precision Group, Inc.*	8,900	168,210
VSE Corp.	5,600	217,504
Watts Water Technologies, Inc. - Class A	3,400	221,680
Werner Enterprises, Inc.[1]	9,500	256,025
Willis Lease Finance Corp.*	1,900	48,602
Worthington Industries, Inc.	1,500	71,160
XPO Logistics, Inc.*	17,612	760,134
ZAGG, Inc.*	13,460	95,566
Zebra Technologies Corp. - Class A*	1,800	154,368
		49,774,223
TECHNOLOGY – 8.1%
Actua Corp.*	16,300	228,200
Acxiom Corp.*	6,200	166,160
Advanced Micro Devices, Inc.*	93,700	1,062,558
Agilysys, Inc.*	4,700	48,692
Alpha & Omega Semiconductor Ltd.*	27,900	593,433
Amber Road, Inc.*	5,300	48,124
Amkor Technology, Inc.*	25,900	273,245
Axcelis Technologies, Inc.*	7,375	107,306
AXT, Inc.*	25,100	120,480
Bazaarvoice, Inc.*	14,400	69,840
Brooks Automation, Inc.	32,700	558,189
Cabot Microelectronics Corp.	4,900	309,533
CACI International, Inc. - Class A*	13,600	1,690,480
Carbonite, Inc.*	4,000	65,600
Castlight Health, Inc. - Class B*1	16,900	83,655
Cavium, Inc.*	2,492	155,601
CEVA, Inc.*	5,200	174,460
Cirrus Logic, Inc.*	15,700	887,678
Cohu, Inc.	15,644	217,452
Convergys Corp.	27,200	668,032
CSG Systems International, Inc.	1,700	82,280
Cypress Semiconductor Corp.[1]	54,153	619,510
Datalink Corp.*	8,800	99,088
Digi International, Inc.*	8,400	115,500
Diodes, Inc.*	8,400	215,628
DMC Global, Inc.	10,800	171,180
Donnelley Financial Solutions, Inc.*	1,637	37,618

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
DSP Group, Inc.*	16,100	$210,105
Ebix, Inc.[1]	14,070	802,694
EMCORE Corp.	12,100	105,270
Engility Holdings, Inc.*	8,006	269,802
Entegris, Inc.*	25,100	449,290
Exar Corp.*	9,300	100,254
ExlService Holdings, Inc.*	3,410	172,000
FormFactor, Inc.*	38,786	434,403
GigPeak, Inc.*	16,100	40,572
GSE Systems, Inc.*	8,500	29,750
GSI Technology, Inc.*	11,200	69,440
Immersion Corp.*	14,900	158,387
InnerWorkings, Inc.*	4,400	43,340
Inovalon Holdings, Inc. - Class A*	9,300	95,790
Inphi Corp.*	3,600	160,632
Insight Enterprises, Inc.*	15,600	630,864
Intersil Corp. - Class A	53,800	1,199,740
IXYS Corp.	1,600	19,040
Key Tronic Corp.*	7,700	60,214
KEYW Holding Corp.*1	12,800	150,912
Kopin Corp.*1	31,600	89,744
Kulicke & Soffa Industries, Inc.*	29,600	472,120
ManTech International Corp. - Class A	10,480	442,780
MaxLinear, Inc. - Class A*	9,933	216,539
Mentor Graphics Corp.	10,500	387,345
Mercury Systems, Inc.*	12,400	374,728
MicroStrategy, Inc. - Class A*	700	138,180
MKS Instruments, Inc.	16,000	950,400
Nanometrics, Inc.*	3,900	97,734
NetScout Systems, Inc.*	11,700	368,550
Photronics, Inc.*	57,600	650,880
QAD, Inc. - Class A	2,200	66,880
Qorvo, Inc.*	4,505	237,549
Rudolph Technologies, Inc.*	6,470	151,075
Sapiens International Corp. N.V.	5,500	78,870
Science Applications International Corp.	3,500	296,800
Sigma Designs, Inc.*	15,300	91,800
StarTek, Inc.*	3,000	25,350
Super Micro Computer, Inc.*	16,418	460,525
Sykes Enterprises, Inc.*	11,797	340,461
SYNNEX Corp.	16,200	1,960,524
Take-Two Interactive Software, Inc.*	2,000	98,580
Teradyne, Inc.	4,900	124,460
Tessera Holding Corp.	4,700	207,740

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Ultra Clean Holdings, Inc.*	6,300	$61,110
Ultratech, Inc.*	6,200	148,676
Unisys Corp.*1	9,000	134,550
Veeco Instruments, Inc.*	14,600	425,590
Xcerra Corp.*	11,800	90,152
		23,261,713
UTILITIES – 0.0%
Ameresco, Inc. - Class A*	10,913	60,022

TOTAL COMMON STOCKS (Cost $200,051,379)		279,037,193

EXCHANGE-TRADED FUNDS – 1.0%
SPDR S&P Metals & Mining ETF[1]	36,773	1,118,267
SPDR S&P Oil & Gas Equipment & Services ETF[1]	29,200	652,620
SPDR S&P Oil & Gas Exploration & Production ETF[1]	25,300	1,047,926

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,007,213)		2,818,813

RIGHTS – 0.0%
FINANCIAL – 0.0%
First United Corp.*	2,100	—

TOTAL RIGHTS (Cost $—)		—

MONEY MARKET INVESTMENTS – 8.7%
Blackrock Liquidity Funds FedFund Portfolio, 0.43%[2,3]	20,964,986	20,964,986
Federated Treasury Obligations Fund - Class Institutional, 0.34%[2]	4,215,680	4,215,680

TOTAL MONEY MARKET INVESTMENTS (Cost $25,180,666)		25,180,666

TOTAL INVESTMENTS – 106.5% (Cost $227,239,258)		307,036,672
Liabilities less other assets – (6.5)%		(18,706,481)

TOTAL NET ASSETS – 100.0%		$288,330,191

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $19,869,569 at December 31, 2016.
[2]	Variable rate security; the rate shown represents the rate at December 31, 2016.
[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $20,964,985 at December 31, 2016.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

1. Organization
Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2016:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$14,348,528	$-	$-	$14,348,528
Communications	13,033,766	-	-	13,033,766
Consumer, Cyclical	34,430,083	-	-	34,430,083
Consumer, Non-Cyclical	30,864,735	-	-	30,864,735
Energy	23,637,480	-	-	23,637,480
Financial	89,626,643	-	-	89,626,643
Industrial	49,774,223	-	-	49,774,223
Technology	23,261,713	-	-	23,261,713
Utilities	60,022	-	-	60,022
Exchange-Traded Funds	2,818,813	-	-	2,818,813
Rights
Financial	-	-	-	-
Money Market Investments	25,180,666	-	-	25,180,666
Total Investments in Securities	$307,036,672	$-	$-	$307,036,672

*	There were no Level 2 or Level 3 securities as of December 31, 2016.

Certain Level 1 securities at December 31, 2016 which were held at September 30, 2016, were classified as Level 2 securities at September 30, 2016 because they did not have any trading activity on September 30, 2016 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at December 31, 2016 was $42,825. There were no other transfers between Levels.

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2016 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At December 31 2016, the value of securities loaned by the Fund was $19,869,569 and the Fund received cash collateral of $20,964,985. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

3. Federal Income Tax Information
At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$301,368,832

Gross Unrealized Appreciation	$57,372,809
Gross Unrealized Depreciation	(9,038,157)

Net Unrealized Appreciation	$48,334,652

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 23, 2017

By:	/s/ Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	February 23, 2017